Finance Receivables And Loans, Net	12 Months Ended
Dec. 31, 2011
Loans and Leases Receivable, Net Reported Amount, by Category Alternative [Abstract]
Finance Receivables and Loans, Net
9.    Finance Receivables and Loans, Net
The composition of finance receivables and loans, net, reported at carrying value before allowance for loan losses was as follows.

	2011			2010
December 31, ($ in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Consumer automobile	$46,576	$16,883	$63,459	$34,604	$16,650	$51,254
Consumer mortgage
1st Mortgage	6,867	24	6,891	6,917	390	7,307
Home equity	3,102	—	3,102	3,441	—	3,441
Total consumer mortgage	9,969	24	9,993	10,358	390	10,748
Commercial
Commercial and industrial
Automobile	26,552	8,265	34,817	24,944	8,398	33,342
Mortgage	1,887	24	1,911	1,540	41	1,581
Other	1,178	63	1,241	1,795	312	2,107
Commercial real estate
Automobile	2,331	154	2,485	2,071	216	2,287
Mortgage	—	14	14	1	78	79
Total commercial	31,948	8,520	40,468	30,351	9,045	39,396
Loans at fair value (a)	603	232	835	663	352	1,015
Total finance receivables and loans (b)	$89,096	$25,659	$114,755	$75,976	$26,437	$102,413

(a)	Includes domestic consumer mortgages at fair value as a result of fair value option election. Refer to Note 27 for additional information.

(b)	Totals are net of unearned income, unamortized premiums and discounts, and deferred fees and costs of $2.9 billion at both December 31, 2011 and 2010, respectively.
The following tables present an analysis of the activity in the allowance for loan losses on finance receivables and loans.

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2011	$970	$580	$323	$1,873
Charge-offs
Domestic	(435)	(205)	(27)	(667)
Foreign	(145)	(5)	(63)	(213)
Total charge-offs	(580)	(210)	(90)	(880)
Recoveries
Domestic	186	16	25	227
Foreign	73	1	26	100
Total recoveries	259	17	51	327
Net charge-offs	(321)	(193)	(39)	(553)
Provision for loan losses	154	129	(64)	219
Other	(37)	—	1	(36)
Allowance at December 31, 2011	$766	$516	$221	$1,503
Allowance for loan losses
Individually evaluated for impairment	$7	$172	$61	$240
Collectively evaluated for impairment	749	344	160	1,253
Loans acquired with deteriorated credit quality	10	—	—	10
Finance receivables and loans at historical cost
Ending balance	63,459	9,993	40,468	113,920
Individually evaluated for impairment	69	606	464	1,139
Collectively evaluated for impairment	63,302	9,387	40,004	112,693
Loans acquired with deteriorated credit quality	88	—	—	88

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2010	$1,024	$640	$781	$2,445
Cumulative effect of change in accounting principles (a)	222	—	—	222
Charge-offs
Domestic	(776)	(239)	(282)	(1,297)
Foreign	(194)	(4)	(151)	(349)
Total charge-offs	(970)	(243)	(433)	(1,646)
Recoveries
Domestic	319	26	18	363
Foreign	71	1	13	85
Total recoveries	390	27	31	448
Net charge-offs	(580)	(216)	(402)	(1,198)
Provision for loan losses	304	164	(26)	442
Discontinued operations	—	—	(4)	(4)
Other	—	(8)	(26)	(34)
Allowance at December 31, 2010	$970	$580	$323	$1,873
Allowance for loan losses
Individually evaluated for impairment	$—	$100	$127	$227
Collectively evaluated for impairment	970	480	196	1,646
Loans acquired with deteriorated credit quality	20	—	—	20
Finance receivables and loans at historical cost
Ending balance	51,254	10,748	39,396	101,398
Individually evaluated for impairment	—	487	1,308	1,795
Collectively evaluated for impairment	51,254	10,261	38,088	99,603
Loans acquired with deteriorated credit quality	170	—	—	170

(a)	Effect of change in accounting principle due to adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.
The following table presents information about significant sales of finance receivables and loans recorded at historical cost and transfers of finance receivables and loans from held-for-investment to held-for-sale.

December 31, ($ in millions)	2011
Consumer automobile	$3,279
Consumer mortgage	107
Commercial	34
Total sales and transfers	$3,420
The following table presents an analysis of our past due finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses.

December 31, ($ in millions)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total finance receivables and loans
2011
Consumer automobile	$802	$162	$179	$1,143	$62,316	$63,459
Consumer mortgage
1st Mortgage	91	35	162	288	6,603	6,891
Home equity	21	11	18	50	3,052	3,102
Total consumer mortgage	112	46	180	338	9,655	9,993
Commercial
Commercial and industrial
Automobile	—	1	126	127	34,690	34,817
Mortgage	—	—	—	—	1,911	1,911
Other	—	—	1	1	1,240	1,241
Commercial real estate
Automobile	2	1	34	37	2,448	2,485
Mortgage	—	2	12	14	—	14
Total commercial	2	4	173	179	40,289	40,468
Total consumer and commercial	$916	$212	$532	$1,660	$112,260	$113,920
2010
Consumer automobile	$828	$175	$197	$1,200	$50,054	$51,254
Consumer mortgage
1st Mortgage	115	67	205	387	6,920	7,307
Home equity	20	12	13	45	3,396	3,441
Total consumer mortgage	135	79	218	432	10,316	10,748
Commercial
Commercial and industrial
Automobile	21	19	85	125	33,217	33,342
Mortgage	—	36	4	40	1,541	1,581
Other	—	—	20	20	2,087	2,107
Commercial real estate
Automobile	—	4	78	82	2,205	2,287
Mortgage	—	—	71	71	8	79
Total commercial	21	59	258	338	39,058	39,396
Total consumer and commercial	$984	$313	$673	$1,970	$99,428	$101,398
The following table presents the carrying value before allowance for loan losses of our finance receivables and loans recorded at historical cost on nonaccrual status.

December 31, ($ in millions)	2011	2010
Consumer automobile	$228	$207
Consumer mortgage
1st Mortgage	281	500
Home equity	58	61
Total consumer mortgage	339	561
Commercial
Commercial and industrial
Automobile	223	296
Mortgage	—	40
Other	37	134
Commercial real estate
Automobile	67	199
Mortgage	12	71
Total commercial	339	740
Total consumer and commercial finance receivables and loans	$906	$1,508
Management performs a quarterly analysis of the consumer automobile, consumer mortgage, and commercial portfolios using a range of credit quality indicators to assess the adequacy of the allowance based on historical and current trends. The tables below present our finance receivables and loans by select credit quality indicators for the consumer automobile, consumer mortgage, and commercial portfolios.
The following table presents performing and nonperforming credit quality indicators in accordance with our internal accounting policies for our consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses.

	2011			2010
December 31, ($ in millions)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Consumer automobile	$63,231	$228	$63,459	$51,047	$207	$51,254
Consumer mortgage
1st Mortgage	6,610	281	6,891	6,807	500	7,307
Home equity	3,044	58	3,102	3,380	61	3,441
Total consumer mortgage	$9,654	$339	$9,993	$10,187	$561	$10,748
The following table presents pass and criticized credit quality indicators based on regulatory definitions for our commercial finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses.

	2011			2010
December 31, ($ in millions)	Pass	Criticized (a)	Total	Pass	Criticized (a)	Total
Commercial
Commercial and industrial
Automobile	$32,464	$2,353	$34,817	$31,254	$2,088	$33,342
Mortgage	1,760	151	1,911	1,504	77	1,581
Other	883	358	1,241	1,041	1,066	2,107
Commercial real estate
Automobile	2,305	180	2,485	2,013	274	2,287
Mortgage	—	14	14	—	79	79
Total commercial	$37,412	$3,056	$40,468	$35,812	$3,584	$39,396

(a)
Includes loans classified as special mention, substandard, or doubtful. These classifications are based on regulatory definitions and generally represent loans within our portfolio that are of higher default risk or have already defaulted.

Impaired Loans and Troubled Debt Restructurings
Impaired Loans
Loans are considered impaired when we determine it is probable that we will be unable to collect all amounts due according to the terms of the loan agreement. For more information on our impaired finance receivables and loans, refer to Note 1.
The following table presents information about our impaired finance receivables and loans recorded at historical cost.

December 31, ($ in millions)	Unpaid principal balance	Carrying value before allowance		Impaired with no allowance	Impaired with an allowance	Allowance for impaired loans
2011
Consumer automobile	$69	$69		$—	$69	$7
Consumer mortgage
1st Mortgage	516	508		83	425	126
Home equity	97	98		—	98	46
Total consumer mortgage	613	606		83	523	172
Commercial
Commercial and industrial
Automobile	222	222		64	158	22
Mortgage	—	—		—	—	—
Other	37	37		25	12	5
Commercial real estate
Automobile	68	68		32	36	18
Mortgage	12	12		1	11	5
Total commercial	339	339		122	217	50
Total consumer and commercial finance receivables and loans	$1,021	$1,014		$205	$809	$229
2010
Consumer automobile	$—	$—	—	$—	$—	$—
Consumer mortgage
1st Mortgage	410	404		—	404	59
Home equity	82	83		—	83	40
Total consumer mortgage	492	487		—	487	99
Commercial
Commercial and industrial
Automobile	340	356		33	323	23
Mortgage	44	40		—	40	14
Other	135	133		20	113	51
Commercial real estate
Automobile	206	197		108	89	29
Mortgage	71	71		28	43	10
Total commercial	796	797		189	608	127
Total consumer and commercial finance receivables and loans	$1,288	$1,284		$189	$1,095	$226
The following table presents average balance and interest income for our impaired finance receivables and loans.

	2011		2010		2009
Year ended December 31, ($ in millions)	Average balance	Interest income	Average balance	Interest income	Average balance	Interest income
Consumer automobile	$35	$2	$—	$—	$—	$—
Consumer mortgage
1st Mortgage	463	18	405	15	520	21
Home equity	90	4	79	4	90	4
Total consumer mortgage	553	22	484	19	610	25
Commercial
Commercial and industrial
Automobile	303	19	335	13	1,014	17
Mortgage	19	6	53	2	—	—
Other	84	1	650	6	661	31
Commercial real estate
Automobile	126	7	275	3	262	9
Mortgage	40	1	137	6	881	3
Total commercial	572	34	1,450	30	2,818	60
Total consumer and commercial finance receivables and loans	$1,160	$58	$1,934	$49	$3,428	$85
Troubled Debt Restructurings
TDRs are loan modifications where concessions were granted to borrowers experiencing financial difficulties. Numerous initiatives, such as Home Affordable Modification Program are in place to provide support to our mortgage customers in financial distress, including principal forgiveness, maturity extensions, delinquent interest capitalization, and changes to contractual interest rates. Additionally for automobile loans, we offer several types of assistance to aid our customers including changing the due date, and rewriting the loan terms. Total TDRs recorded at historical cost and reported at carrying value before allowance for loan losses at December 31, 2011, increased $224 million to $734 million from December 31, 2010. Refer to Note 1 for additional information.
The following table presents information related to finance receivables and loans recorded at historical cost modified in connection with a troubled debt restructuring during the period.

Year ended December 31, 2011 ($ in millions)	Number of loans	Pre-modification carrying value before allowance	Post-modification carrying value before allowance
Consumer automobile	6,411	$85	$85
Consumer mortgage
1st Mortgage	375	133	132
Home equity	888	51	47
Total consumer mortgage	1,263	184	179
Commercial
Commercial and Industrial
Automobile	2	5	5
Mortgage	1	38	28
Other	2	11	10
Commercial real estate
Automobile	5	12	11
Mortgage	2	4	3
Total commercial	12	70	57
Total consumer and commercial finance receivables and loans	7,686	$339	$321
The following table presents information about finance receivables and loans recorded at historical cost that have redefaulted during the reporting period and were within 12 months or less of being modified as a troubled debt restructuring. Redefault is when finance receivables and loans meet the requirements for evaluation under our charge-off policy (Refer to Note 1 for additional information) except for commercial finance receivables and loans where default is defined as 90 days past due.

Year ended December 31, 2011 ($ in millions)	Number of loans	Carrying value before allowance	Charge-off amount
Consumer automobile	420	$4	$2
Consumer mortgage
1st Mortgage	11	2	—
Home equity	28	2	1
Total consumer mortgage	39	4	1
Commercial
Commercial and industrial
Automobile	1	3	—
Total commercial	1	3	—
Total consumer and commercial finance receivables and loans	460	$11	$3
At December 31, 2011, and December 31, 2010, commercial commitments to lend additional funds to debtors owing receivables whose terms had been modified in a troubled debt restructuring were $45 million and $15 million, respectively.
Concentration Risk
Consumer
We monitor our consumer loan portfolio for concentration risk across the geographies in which we lend. The highest concentrations of loans in the United States are in Texas and California, which represent an aggregate of 16.4% of our total outstanding consumer loans at December 31, 2011.
Concentrations in our mortgage portfolio are closely monitored given the volatility of the housing markets. Our consumer mortgage loan concentrations in California, Florida, and Michigan receive particular attention as the real estate value depreciation in these states has been the most severe.
The following table shows the percentage of total consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses by state and foreign concentration.

	2011 (a)		2010
December 31,	Automobile	1st Mortgage and home equity	Automobile	1st Mortgage and home equity
Texas	9.5%	5.5%	9.2%	4.4%
California	4.6	25.7	4.6	24.5
Florida	4.8	4.0	4.4	4.1
Michigan	4.0	4.8	3.7	5.0
Illinois	3.1	5.0	2.8	4.7
New York	3.5	2.3	3.4	2.4
Pennsylvania	3.6	1.6	3.2	1.7
Ohio	2.9	1.0	2.5	1.0
Georgia	2.5	1.8	2.2	1.8
North Carolina	2.2	2.1	2.0	2.0
Other United States	32.9	45.9	29.4	44.7
Canada	11.8	0.2	14.2	3.6
Brazil	4.7	—	5.2	—
Germany	4.3	—	5.7	—
Other foreign	5.6	0.1	7.5	0.1
Total consumer loans	100.0%	100.0%	100.0%	100.0%

(a)	Presentation is in descending order as a percentage of total consumer finance receivables and loans at December 31, 2011.
The following table presents our five largest state and foreign concentrations within our held-for-investment mortgage finance receivables and loans recorded at historical cost and reported at carrying value before allowance for loan losses by higher-risk loan type.

December 31, ($ in millions)	Interest-only mortgage loans	Below-market rate (teaser) mortgages	All higher-risk mortgage loans
2011
California	$748	$78	$826
Virginia	274	10	284
Maryland	217	6	223
Michigan	199	9	208
Illinois	153	8	161
Other United States	1,356	137	1,493
Total	$2,947	$248	$3,195
2010
California	$993	$89	$1,082
Virginia	330	12	342
Maryland	256	7	263
Michigan	225	10	235
Illinois	197	8	205
Other United States and foreign	1,680	158	1,838
Total	$3,681	$284	$3,965
Commercial Real Estate
The commercial real estate portfolio consists of loans issued primarily to automotive dealers. The following table shows the percentage of total commercial real estate finance receivables and loans reported at carrying value before allowance for loan losses by geographic region and property type.

December 31,	2011	2010
Geographic region
Michigan	14.1%	10.1%
Texas	12.4	10.5
Florida	12.4	10.3
California	9.3	9.6
Virginia	4.1	4.4
New York	3.5	3.8
Pennsylvania	2.9	3.7
Alabama	2.6	2.4
Georgia	2.5	2.7
North Carolina	2.1	1.9
Other United States	27.5	28.1
Canada	3.5	4.4
United Kingdom	1.8	5.0
Mexico	1.0	2.4
Other foreign	0.3	0.7
Total outstanding commercial real estate finance receivables and loans	100.0%	100.0%
Property type
Automotive dealers	99.4%	91.8%
Other	0.6	8.2
Total outstanding commercial real estate finance receivables and loans	100.0%	100.0%
Commercial Criticized Exposure
Finance receivables and loans classified as special mention, substandard, or doubtful are deemed as criticized. These classifications are based on regulatory definitions and generally represent finance receivables and loans within our portfolio that have a higher default risk or have already defaulted. The following table presents the percentage of total commercial criticized finance receivables and loans reported at carrying value before allowance for loan losses by industry concentrations.

December 31,	2011	2010
Industry
Automotive	82.9%	66.5%
Real estate	4.5	12.1
Banks and finance companies	4.2	1.0
Other	8.4	20.4
Total commercial criticized finance receivables and loans	100.0%	100.0%